ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	6 Months Ended
Jun. 30, 2022
ORGANIZATION AND DESCRIPTION OF BUSINESS
Schedule of wholly-owned subsidiaries and the consolidated VIE

	Date of	Place of	Percentage of
Name of the Company	Incorporation	Incorporation	Ownership
MDJM Hong Kong	February 9, 2018	Hong Kong	100%
MDJM UK	October 28, 2020	England and Wales	100%
Mansions Estate	June 15, 2021	England and Wales	100%
MD Japan	January 14, 2022	Japan	100%
MD German	February 16, 2022	Germany	100%
Mingda Beijing	March 9, 2018	PRC	100%
Mingda Tianjin	September 25, 2002	PRC	VIE